SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance			$ 17,500
Change in fair value of warrant - derivative liability		$ 23,609	17,500	$ 33,261	41,670
Balance					17,500
Issuances of warrants/conversion option - derivative liabilities					219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment					(160,002)
Change in fair value of warrants/conversion option - derivative liabilities					$ (41,670)